UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois		60181
(Address of principal executive offices)		(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

COPY TO:

Joseph M. Mannon
Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

September 30, 2014

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS — 100.0%
$11,153,000	Credit Suisse Securities (USA), LLC To be repurchased at $11,153,000 (collateralized by $9,110,000 par amount of a U.S. Treasury Bond, 4.375%; due 05/15/2041; Total Fair Value $11,377,536)	0.00%	10/01/14	$11,153,000
15,000,000	Goldman Sachs & Co. To be repurchased at $15,000,004 (collateralized by $34,323,175 par amount of a Federal National Mortgage Association, 3.00%; due 11/01/2026; Total Fair Value $15,540,000)	0.01%	10/01/14	15,000,000
11,000,000	HSBC Securities (USA), Inc. To be repurchased at $11,000,000 (collateralized by $14,185,000 par amount of Federal National Mortgage Association, 3.50% to 4.00%; due 03/01/2042 to 11/01/2042 ; Total Fair Value $11,330,678)	0.00%	10/01/14	11,000,000
12,000,000	Morgan Stanley Co., LLC To be repurchased at $12,000,000 (collateralized by $44,903,434 par amount of Government National Mortgage Association, Federal Home Loan Mortgage Corporation and a U.S. Treasury Note, 0.00% to 11.50%; due 09/10/2015 to 09/20/2044; Total Fair Value $12,240,000)	0.00%	10/01/14	12,000,000
10,000,000	RBC Capital Markets, LLC To be repurchased at $10,000,000 (collateralized by $10,035,914 par amount of Federal National Mortgage Association, 1.84% to 4.50%; due 03/01/2043 to 04/01/2044; Total Fair Value $10,300,000)	0.00%	10/01/14	10,000,000
17,000,000	TD Securities (USA), LLC To be repurchased at $17,000,000 (collateralized by $16,857,798 par amount of U.S. Treasury Notes and Federal Home Loan Mortgage Corporation /Gold Participating Certificates, 2.125% to 4.00%; due 05/19/2019 to 10/01/2043; Total Fair Value $17,380,483)	0.00%	10/01/14	17,000,000

	Total Repurchase Agreements (Cost $76,153,000)			76,153,000

See accompanying notes to Schedule of Investments

Amortized Cost
Total Investments — 100.0% (Cost $76,153,000) *	$76,153,000
Other Assets in excess of Liabilities — 0.0%	6,560
Net Assets — 100.0%	$76,159,560
Net Asset Value Per Participation Certificate	$1.00

*                 Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2014

Par Value		Interest Rate	Maturity	Amortized Cost
BANK OBLIGATIONS — 40.0%

YANKEE CERTIFICATES OF DEPOSIT — 40.0%
$7,000,000	Bank of Montreal, Chicago (1)	0.23%	04/09/15	$7,000,000
9,000,000	Bank of Montreal, Chicago (1)	0.23%	07/16/15	9,000,000
8,000,000	Bank of Nova Scotia, Houston (1)	0.22%	12/01/14	8,000,000
8,000,000	Bank of Nova Scotia, Houston (1)	0.23%	04/08/15	8,000,000
15,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., New York	0.24%	11/13/14	15,000,000
8,000,000	Canadian Imperial Bank of Commerce, New York (1)	0.22%	06/17/15	8,000,000
10,000,000	Citibank NA	0.24%	11/21/14	10,000,000
10,000,000	Citibank NA	0.25%	02/06/15	10,000,000
4,000,000	Credit Industriel ET Commercial, New York	0.32%	10/14/14	4,000,000
2,000,000	Credit Industriel ET Commercial, New York	0.32%	11/03/14	2,000,000
1,000,000	Credit Industriel ET Commercial, New York	0.32%	11/17/14	1,000,000
8,000,000	National Australia Bank Ltd, New York (1)	0.22%	07/10/15	8,000,000
5,000,000	National Bank of Canada, New York (1)	0.23%	03/20/15	5,000,000
6,000,000	National Bank of Canada, New York (1)	0.27%	06/24/15	6,000,000
15,000,000	Natixis, New York	0.05%	10/01/14	15,000,000
7,000,000	Rabobank Nederland NV, New York	0.35%	01/12/15	7,000,000
8,000,000	Rabobank Nederland NV, New York (1)	0.28%	03/17/15	8,000,000
6,000,000	Rabobank Nederland NV, New York (1)	0.27%	09/16/15	6,000,000
5,000,000	Royal Bank of Canada, New York (1)	0.27%	10/10/14	5,000,000
8,500,000	Skandinaviska Enskilda Banken, New York	0.25%	10/06/14	8,500,000
10,000,000	Skandinaviska Enskilda Banken, New York	0.23%	12/12/14	10,000,000
12,000,000	Sumitomo Mitsui Banking Corp., New York	0.25%	02/06/15	12,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.25%	03/17/15	10,000,000
12,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.25%	10/22/14	12,000,000
6,500,000	Toronto Dominion Bank, New York	0.30%	07/15/15	6,499,993
10,000,000	Westpac Banking Corp., New York (1)	0.23%	10/08/14	10,000,000
				210,999,993
	Total Bank Obligations (Cost $210,999,993)			210,999,993

CORPORATE DEBT — 39.2%

COMMERCIAL PAPER — 39.2%
ASSET BACKED SECURITIES — 25.2%
10,000,000	Barton Capital LLC (2) (4)	0.07%	10/01/14	10,000,000
5,000,000	Bedford Row Funding Corp. (1) (4)	0.26%	01/26/15	5,000,000
8,000,000	Bedford Row Funding Corp. (2) (4)	0.28%	01/28/15	7,992,596
13,000,000	CAFCO LLC (2)	0.24%	01/05/15	12,991,680
9,000,000	CAFCO LLC (2)	0.25%	02/02/15	8,992,250
7,000,000	Charta LLC (2)	0.24%	11/19/14	6,997,711
7,000,000	Collateralized CP Co., LLC (2)	0.30%	02/02/15	6,992,767
9,000,000	Collateralized CP Co., LLC (2)	0.30%	03/09/15	8,988,075
10,000,000	Gemini Securitization Corp., LLC (2) (4)	0.15%	10/01/14	10,000,000
8,000,000	Kells Funding LLC (1)	0.23%	12/09/14	7,999,800
15,000,000	Kells Funding LLC (1)	0.23%	02/13/15	15,000,313
12,000,000	Matchpoint Master Trust (2)	0.10%	10/02/14	11,999,967
7,000,000	Nieuw Amsterdam Receivables Corp. (2) (4)	0.23%	01/08/15	6,995,573

See accompanying notes to Schedule of Investments

Par Value		Interest Rate	Maturity	Amortized Cost
CORPORATE DEBT (continued)
$6,000,000	Nieuw Amsterdam Receivables Corp. (2) (4)	0.24%	01/23/15	$5,995,440
7,000,000	Old Line Funding LLC (2) (4)	0.22%	03/06/15	6,993,327
				132,939,499
FINANCIAL COMPANIES — 14.0%
10,000,000	BMW US Capital LLC (2) (4)	0.09%	10/14/14	9,999,675
15,000,000	Caisse Centrale Desjardins Du Queb (2) (4)	0.13%	11/05/14	14,998,104
10,000,000	Commonwealth Bank Australia (1) (4)	0.24%	05/18/15	10,000,878
10,000,000	General Electric Capital Corp. (2)	0.20%	02/02/15	9,993,111
13,000,000	General Electric Capital Corp. (2)	0.21%	02/10/15	12,989,990
9,000,000	Macquarie Bank Ltd. (2) (4)	0.23%	12/01/14	8,996,493
7,000,000	Macquarie Bank Ltd. (2) (4)	0.32%	02/19/15	6,991,227
				73,969,478
	Total Commercial Paper			206,908,977
	Total Corporate Debt (Cost $206,908,977)			206,908,977

MUNICIPAL BONDS — 5.5% (3)
1,400,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.04%	02/01/23	1,400,000
5,310,000	California Housing Financ Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.04%	08/01/40	5,310,000
3,700,000	California Housing Financ Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.05%	08/01/37	3,700,000
18,600,000	New Jersey State Housing & Mortgage Finance Agency RB, Home Mortgage, Series V, Standby Bond Purche Agreement; BNP Paribas	0.05%	10/01/37	18,600,000
	Total Municipal Bonds (Cost $29,010,000)			29,010,000

TIME DEPOSITS — 4.9%
9,000,000	Natixis	0.02%	10/01/14	9,000,000
16,532,000	Credit gricole Corporate & Investment Bank SA	0.06%	10/01/14	16,532,000
	Total Time Deposits (Cost $25,532,000)			25,532,000

See accompanying notes to Schedule of Investments

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS — 14.2%
$75,000,000	Morgan Stanley Co., LLC To be repurchased at $75,000,000 (collateralized by $98,656,465 par amount of Government National Mortgage Association and U.S. Treasury Bond, 1.63% to 10.00%; due 04/15/2016 to 08/20/2044; Total Fair Value $76,500,000)	0.00%	10/01/14	$75,000,000
	Total Repurchase Agreements (Cost $75,000,000)			75,000,000
	Total Investments — 103.8% (Cost $547,450,970) *			547,450,970
	Liabilities in excess of Other Assets — (3.8%)			(20,063,563)
	Net Assets — 100.0%			$527,387,407
	Net Asset Value Per Participation Certificate			$1.00

*                               Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)                       Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity.

(2)                       Rate disclosed represents the discount rate at the time of purchase.

(3)                       Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

(4)                       Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

NA                    National Association

RB                    Revenue Bonds

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2014

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS — 54.2%(1)
$1,500,000	U.S. Treasury Bill	0.07%	02/05/15	$1,499,901
6,500,000	U.S. Treasury Bill	0.10%	02/05/15	6,499,571
12,600,000	U.S. Treasury Bill	1.00%	02/05/15	12,599,168
15,500,000	U.S. Treasury Bill	1.00%	05/28/15	15,496,652
3,400,000	U.S. Treasury Bill	0.08%	07/23/15	3,398,606
	Total U.S. Treasury Obligations (Cost $39,481,279)			39,493,898

AGENCY OBLIGATIONS — 43.9%
145,887	Federal Home Loan Bank (2)	4.78%	01/25/17	153,434
107,247	Federal Home Loan Mortgage Corp. (2)	5.50%	10/15/17	113,335
410,247	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	433,101
419,108	Federal Home Loan Mortgage Corp. (2)	5.00%	12/01/18	444,436
505,664	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	540,915
227,494	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	240,113
199,480	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	211,086
737,764	Federal Home Loan Mortgage Corp. (2)	5.50%	11/01/21	782,024
454,283	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	486,081
349,614	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	374,127
116,750	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	123,009
56,189	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	02/15/23	56,341
23,402	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	11/15/34	23,459
737,268	Federal National Mortgage Association (2)	2.99%	01/01/15	736,689
504,075	Federal National Mortgage Association (2)	4.86%	01/01/15	504,292
219,074	Federal National Mortgage Association (2)	4.91%	04/01/15	220,997
769,303	Federal National Mortgage Association (2)	4.43%	07/01/15	778,942
1,271,086	Federal National Mortgage Association (2)	4.81%	08/01/15	1,295,914
248,000	Federal National Mortgage Association (2)	4.94%	08/01/15	252,958
1,201,238	Federal National Mortgage Association (2)	4.80%	09/01/15	1,233,365
403,671	Federal National Mortgage Association (2)	4.99%	10/01/15	414,255
720,000	Federal National Mortgage Association (2)	2.18%	11/01/15	727,612
1,007,427	Federal National Mortgage Association (2)	2.51%	11/01/15	1,021,347
230,180	Federal National Mortgage Association (2)	5.46%	11/01/15	237,604
779,417	Federal National Mortgage Association (2)	5.16%	12/01/15	804,036
284,136	Federal National Mortgage Association (2)	5.66%	02/01/16	296,402
724,930	Federal National Mortgage Association (2)	5.52%	05/01/16	753,993
1,339,439	Federal National Mortgage Association (2)	5.97%	08/01/16	1,437,369
67,436	Federal National Mortgage Association (2)	4.50%	05/01/18	71,271
519,447	Federal National Mortgage Association (2)	5.50%	09/01/18	550,615
561,591	Federal National Mortgage Association (2)	4.50%	10/01/19	593,422
418,763	Federal National Mortgage Association (2)	4.50%	07/01/20	442,330
519,993	Federal National Mortgage Association (2)	4.00%	10/01/20	550,740
360,479	Federal National Mortgage Association (2)	4.00%	04/01/23	382,274
341,873	Government National Mortgage Association	4.50%	06/15/19	361,147
433,082	Government National Mortgage Association	2.53%	06/16/34	435,700
327,745	Government National Mortgage Association	2.21%	12/16/35	329,559
147,716	Government National Mortgage Association	5.85%	07/20/58	153,471
559,770	Government National Mortgage Association	5.65%	06/20/59	597,036
412,424	Government National Mortgage Association	5.46%	07/20/59	437,750
381,736	Government National Mortgage Association	5.46%	07/20/59	403,233

See accompanying notes to Schedule of Investments

Par Value		Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$383,798	Government National Mortgage Association	5.46%	08/20/59	$405,822
430,130	Government National Mortgage Association	5.47%	08/20/59	453,964
361,746	Government National Mortgage Association	5.47%	08/20/59	384,307
630,663	Government National Mortgage Association	5.51%	10/20/59	671,017
767,247	Government National Mortgage Association	5.47%	11/20/59	815,841
301,352	Government National Mortgage Association	5.59%	11/20/59	320,405
689,653	Government National Mortgage Association	5.50%	01/20/60	735,919
697,620	Government National Mortgage Association	4.31%	12/20/60	737,226
547,667	Government National Mortgage Association	6.86%	06/20/61	600,378
409,385	Government National Mortgage Association	5.16%	06/20/62	441,989
489,532	Government National Mortgage Association	5.41%	06/20/62	518,802
201,617	Government National Mortgage Association (2)	5.06%	05/20/63	215,174
842,074	Government National Mortgage Association (3)	2.42%	10/20/63	913,390
756,606	Government National Mortgage Association	5.40%	03/20/64	800,569
231,795	Government National Mortgage Association, CMO	2.16%	07/16/33	233,125
530,237	Government National Mortgage Association, CMO	1.70%	08/16/33	533,729
38,110	Government National Mortgage Association, CMO	2.21%	11/16/34	38,205
144,606	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	150,956
39,347	Government National Mortgage Association, CMO	2.16%	11/16/36	39,413
498,981	Government National Mortgage Association, CMO	2.19%	10/16/37	499,004
313,570	Government National Mortgage Association, CMO	2.00%	06/20/39	313,399
14,580	Government National Mortgage Association, CMO (3)	4.99%	02/16/44	14,738
333,378	National Credit Union Administration Guaranteed Notes (3)	0.52%	11/06/17	334,062
30,146	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20	30,371
65,385	Small Business Administration (3)	3.58%	04/25/16	65,634
405,484	Small Business Administration (3)	3.83%	09/25/17	417,169
447,975	Small Business Administration (3)	3.08%	06/25/22	474,054
452,465	Small Business Administration (3)	3.58%	08/25/22	483,308
349,996	Small Business Administration (3)	4.10%	03/25/24	386,033
	Total Agency Obligations (Cost $31,992,458)			32,033,787

Shares
REGISTERED INVESTMENT COMPANY — 1.8%
1,323,777	Dreyfus Treasury & Agency Cash Management Fund	1,323,777
	Total Registered Investment Company (Cost $1,323,777)	1,323,777

See accompanying notes to Schedule of Investments

Fair Value
Total Investments — 99.9% (Cost $72,797,514) *	$72,851,462
Other Assets in excess of Liabilities — 0.1%	41,222
Net Assets — 100.0%	$72,892,684
Net Asset Value	$10.00

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$72,797,514
	Unrealized appreciation	133,145
	Unrealized depreciation	(79,197)
	Net unrealized appreciation	$53,948

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.
CMO	Collateralized Mortgage Obligation

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2014

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS — 50.3%
$76,750,000	U.S. Treasury Bill (1)	0.09%	06/25/15	$76,725,824
6,000,000	U.S. Treasury Bill (1)	0.07%	07/23/15	5,997,540
15,000,000	U.S. Treasury Note (1) (2)	0.10%	01/31/16	15,003,045
	Total U.S. Treasury Obligations (Cost $97,697,722)			97,726,409

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
1,251,509	Banc of America Commercial Mortgage Trust (2)	5.38%	09/10/45	1,309,816
1,560,000	Banc of America Merrill Lynch Commercial Mortgage Inc.	4.67%	07/10/43	1,578,342
950,869	Bear Stearns Commercial Mortgage Securities (2)	5.12%	02/11/41	957,311
297,167	Bear Stearns Commercial Mortgage Securities	4.83%	11/11/41	297,113
154,024	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	155,708
1,280,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.30%	01/15/46	1,333,155
769,177	Commercial Mortgage Pass Through Certificates	5.47%	09/15/39	818,896
1,100,000	Commercial Mortgage Trust (2)	5.22%	04/10/37	1,126,517
560,844	Commercial Mortgage Trust	5.70%	12/10/49	563,016
673,302	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	4.94%	08/15/42	688,221
856,207	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.48%	12/12/44	889,585
341,039	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.04%	03/15/46	341,857
600,704	LB-UBS Commercial Mortgage Trust	4.74%	07/15/30	608,333
188,774	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	193,814
1,000,000	LB-UBS Commercial Mortgage Trust	5.16%	02/15/31	1,036,228
498,516	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.82%	08/12/49	502,072
12,530	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.85%	08/12/49	12,537
782,021	Morgan Stanley Capital I (2)	5.23%	09/15/42	801,053
545,125	Morgan Stanley Capital I	0.30%	07/12/44	543,388
25,698	Morgan Stanley Capital I	5.61%	04/15/49	25,764
381,381	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	381,308
269,423	Wachovia Bank Commercial Mortgage Trust (2)	5.72%	06/15/49	269,837
	Total Commercial Mortgage-Backed Securities (Cost $14,511,574)			14,433,871

ASSET-BACKED SECURITIES — 14.4%
89,067	AEP Texas Central Transition Funding LLC	5.09%	07/01/15	90,203
68,115	Ally Auto Receivables Trust	0.74%	04/15/16	68,170
845,000	Ally Master Owner Trust	1.21%	06/15/17	849,079
500,000	Ally Master Owner Trust (2)	0.62%	01/15/19	501,624
725,000	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	725,494
27,383	Bank of America Auto Trust	0.78%	06/15/16	27,399

See accompanying notes to Schedule of Investments

Par Value		Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES (continued)
$900,000	Bank of America Credit Card Trust (2)	0.42%	09/16/19	$901,399
650,000	Barclays Dryrock Issuance Trust (2)	0.51%	12/16/19	650,976
500,000	Cabela’s Master Credit Card Trust (2)	0.50%	03/16/20	499,974
500,000	Capital Auto Receivables Asset Trust	0.79%	06/20/17	500,823
500,000	Capital One Multi-Asset Execution Trust	4.90%	12/15/17	507,757
415,000	Carmax Auto Owner Trust	0.60%	10/16/17	415,245
300,000	Carmax Auto Owner Trust	1.24%	10/15/18	300,086
106,742	CIT Marine Trust	6.25%	11/15/19	107,106
1,000,000	Citibank Credit Card Issuance Trust	5.50%	03/24/17	1,023,234
126,377	CNH Equipment Trust	0.94%	05/15/17	126,500
395,000	CNH Equipment Trust	2.46%	05/15/18	402,531
675,000	CNH Equipment Trust	0.69%	06/15/18	675,737
1,175,000	CNH Equipment Trust	0.69%	08/15/18	1,176,122
300,000	Discover Card Master Trust	0.81%	08/15/17	300,533
700,000	Discover Card Master Trust	0.86%	11/15/17	701,867
850,000	Discover Card Master Trust	0.69%	08/15/18	849,848
18,927	Entergy Texas Restoration Funding LLC	2.12%	02/01/16	19,029
705,000	Fifth Third Auto Trust	0.88%	10/16/17	707,869
500,000	Ford Credit Auto Owner Trust	3.21%	07/15/17	508,770
300,000	GE Capital Credit Card Master Note Trust	1.03%	01/15/18	300,507
1,100,000	GE Capital Credit Card Master Note Trust	3.69%	03/15/18	1,116,044
300,000	GE Capital Credit Card Master Note Trust (2)	1.00%	06/15/18	300,375
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	453,336
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.56%	04/20/18	1,003,206
9,521	GE Equipment Transportation LLC	0.99%	11/23/15	9,524
562,680	GE Equipment Transportation LLC	0.62%	07/25/16	563,236
1,000,000	John Deere Owner Trust	0.60%	03/15/17	1,001,802
250,000	John Deere Owner Trust	0.99%	06/15/18	250,975
500,000	John Deere Owner Trust	0.69%	01/15/19	499,410
408,895	North Carolina State Education Assistance Authority (2)	1.13%	01/26/26	412,150
300,000	Santander Drive Auto Receivables Trust	0.87%	01/16/18	300,315
292,513	Sierra Timeshare Receivables Funding LLC	2.38%	03/20/29	296,986
289,841	Sierra Timeshare Receivables Funding LLC	1.87%	08/20/29	291,453
607,257	SMART Trust Australia	0.84%	09/14/16	607,873
1,000,000	SMART Trust Australia (2)	0.58%	01/14/17	1,000,260
374,965	SMART Trust Australia	0.97%	03/14/17	375,415
457,460	TAL Advantage V LLC	1.70%	05/20/39	455,374
125,000	Volvo Financial Equipment LLC	1.51%	08/15/17	125,778
831,800	Wachovia Bank Commercial Mortgage Trust Series (2)	5.56%	03/15/45	869,775
902,151	Wachovia Bank Commercial Mortgage Trust Series (2)	5.93%	06/15/49	913,817
1,060,000	World Financial Network Credit Card Master Trust	3.96%	04/15/19	1,085,132
675,000	World Financial Network Credit Card Master Trust (2)	0.53%	12/15/19	675,682
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17	361,349
106,905	World Omni Automobile Lease Securitization Trust	0.93%	11/16/15	106,937
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	515,368

See accompanying notes to Schedule of Investments

Par Value			Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES (continued)
$1,440,000	World Omni Automobile Lease Securitization Trust		1.49%	02/15/18	$1,445,335
	Total Asset-Backed Securities (Cost $27,951,224)				27,974,789

AGENCY OBLIGATIONS — 8.8%
500,000	Federal Home Loan Banks		0.80%	02/28/17	498,897
472,700	Federal Home Loan Mortgage Corp. (3)		5.00%	06/01/25	505,787
1,032,175	Federal National Mortgage Association (3)		2.99%	01/01/15	1,031,365
984,924	Federal National Mortgage Association (3)		4.80%	09/01/15	1,011,266
519,611	Federal National Mortgage Association (3)		5.16%	12/01/15	536,024
234,168	Federal National Mortgage Association (3)		5.97%	08/01/16	251,288
872,864	Government National Mortgage Association (2)		0.40%	11/16/35	865,342
333,461	Government National Mortgage Association		2.21%	12/16/35	335,307
717,258	Government National Mortgage Association		5.46%	07/20/59	761,305
763,473	Government National Mortgage Association		5.46%	07/20/59	806,466
767,597	Government National Mortgage Association		5.46%	08/20/59	811,644
788,571	Government National Mortgage Association		5.47%	08/20/59	832,268
361,746	Government National Mortgage Association		5.47%	08/20/59	384,307
3,481,203	Government National Mortgage Association		5.62%	09/20/59	3,725,541
150,676	Government National Mortgage Association		5.59%	11/20/59	160,202
237,741	Government National Mortgage Association		5.72%	06/20/61	255,260
463,266	Government National Mortgage Association		5.16%	06/20/62	500,161
717,981	Government National Mortgage Association		5.41%	06/20/62	760,910
1,309,894	Government National Mortgage Association (2)		2.42%	10/20/63	1,420,828
551,360	Small Business Administration (2)		3.83%	09/25/17	567,249
362,066	Small Business Administration (2)		2.83%	06/25/22	380,302
556,482	Small Business Administration (2)		3.58%	08/25/22	594,416
	Total Agency Obligations (Cost $17,028,814)				16,996,135

CORPORATE BONDS — 17.1%
AUTO MANUFACTURERS — 0.8%
1,500,000	Volkswagen International Finance NV (4)		1.15%	11/20/15	1,509,794
					1,509,794
BANKS — 6.2%
250,000	American Express Credit Corp		2.75%	09/15/15	255,289
890,000	American Express Credit Corp (2)		0.74%	07/29/16	895,101
1,000,000	Bank of America Corp		4.50%	04/01/15	1,019,586
460,000	Bank of Montreal (2)(4)		0.49%	09/24/15	461,024
1,350,000	Bank of Nova Scotia (The) (4)		1.30%	07/21/17	1,344,132
740,000	BB&T Corp		3.20%	03/15/16	765,321
1,000,000	BB&T Corp		3.95%	04/29/16	1,050,806
650,000	Citigroup Inc (2)		1.19%	07/25/16	656,971
750,000	Commonwealth Bank of Australia/ New York (4)		1.13%	03/13/17	747,256
600,000	Export-Import Bank of Korea (4)		5.88%	01/14/15	608,761
1,000,000	Goldman Sachs Group Inc. (The)		3.70%	08/01/15	1,025,361
936,000	JPMorgan Chase & Co	.	3.45%	03/01/16	969,687
715,000	Morgan Stanley (2)		3.00%	08/31/15	728,135

See accompanying notes to Schedule of Investments

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
$975,000	Toronto-Dominion Bank (The) (4)	1.13%	05/02/17	$970,220
500,000	Wachovia Corp. (2)	0.56%	03/15/16	501,186
				11,998,836
BEVERAGES — 0.6%
1,098,000	Anheuser-Busch InBev Finance Inc (4)	0.80%	01/15/16	1,101,364
				1,101,364
CHEMICALS — 0.6%
1,195,000	Dow Chemical Co. (The)	2.50%	02/15/16	1,221,355
				1,221,355
COMPUTERS — 0.2%
470,000	Apple Inc.	0.45%	05/03/16	469,203
				469,203
DIVERSIFIED FINANCIAL SERVICES — 3.4%
125,000	Boston Properties LP	5.63%	04/15/15	128,320
939,000	Charles Schwab Corp. (The)	0.85%	12/04/15	942,391
500,000	ERP Operating LP	6.58%	04/13/15	516,033
1,000,000	Ford Motor Credit Co., LLC	3.98%	06/15/16	1,047,804
885,000	General Electric Capital Corp. (2)	1.00%	08/11/15	890,862
992,000	Simon Property Group LP	5.10%	06/15/15	1,024,729
1,000,000	Ventas Realty LP Ventas Capital Corp.	3.13%	11/30/15	1,027,158
1,000,000	Vornado Realty LP	4.25%	04/01/15	1,009,217
				6,586,514
ELECTRIC — 2.1%
1,000,000	Dominion Resources Inc.	5.15%	07/15/15	1,034,509
901,000	Exelon Corp.	4.90%	06/15/15	927,466
1,000,000	Northern States Power Co.	1.95%	08/15/15	1,010,238
1,000,000	PSEG Power LLC	5.50%	12/01/15	1,053,028
				4,025,241
MINING — 0.5%
918,000	Rio Tinto Finance USA PLC (4)	1.13%	03/20/15	921,388
				921,388
OIL & GAS — 0.4%
800,000	Devon Energy Corp.	1.88%	05/15/17	807,851
				807,851
PHARMACEUTICALS — 0.5%
1,000,000	Teva Pharmaceutical Finance III LLC (4)	3.00%	06/15/15	1,018,110
				1,018,110
PIPELINES — 0.5%
1,000,000	Enterprise Products Operating LLC	3.20%	02/01/16	1,032,602
				1,032,602

See accompanying notes to Schedule of Investments

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
RETAIL — 0.5%
$900,000	CVS Caremark Corp.	3.25%	05/18/15	$915,899
				915,899
TELECOMMUNICATION SERVICES — 0.8%
800,000	America Movil Sab de CV (4)	2.38%	09/08/16	818,096
700,000	Cisco Systems, Inc. (2)	0.51%	03/03/17	702,773
				1,520,869
	Total Corporate Bonds (Cost $33,098,495)			33,129,026

Shares
REGISTERED INVESTMENT COMPANY — 1.9%
3,726,146	Dreyfus Treasury & Agency Cash Management Fund	3,726,146
	Total Registered Investment Company (Cost $3,726,146)	3,726,146
	Total Investments — 99.9% (Cost $194,013,975) *	193,986,376
	Other Assets in excess of Liabilities — 0.1%	161,870
	Net Assets — 100.0%	$194,148,246
	Net Asset Value Per Participation Certificate	$9.98

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$194,013,975
	Unrealized appreciation	173,078
	Unrealized depreciation	(200,677)
	Net unrealized depreciation	$(27,599)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.
(3)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(4)	Security is Domiciled in a foreign jurisdiction.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2014

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (“the Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Portfolio(s)”).

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until effective maturity or sale of the security.

Fair Value Measurement:  The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of September 30, 2014 is as follows:

	Total Fair Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$76,153,000	$—	$76,153,000	$—
Money Market Portfolio
Investments in Securities*	$547,450,970	$—	$547,450,970	$—

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2014

(Concluded)

	Total Fair Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$39,493,898	$—	$39,493,898	$—
Agency Obligations	32,033,787	—	32,033,787	—
Registered Investment Company	1,323,777	1,323,777	—	—
	$72,851,462	$1,323,777	$71,527,685	$—
Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$97,726,409	$—	$97,726,409	$—
Commercial Mortgage-Backed Securities	14,433,871	—	14,433,871	—
Asset-Backed Securities	27,974,789	—	27,974,789	—
Agency Obligations	16,996,135	—	16,996,135	—
Corporate Bonds	33,129,026	—	33,129,026	—
Registered Investment Company	3,726,146	3,726,146	—	—
	$193,986,376	$3,726,146	$190,260,230	$—

* Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the three months ended September 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) Except for certain enhancements to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) relating to the recording of “as-of” transactions, there were no other changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	November 21, 2014

By:	/s/Joseph S. Castellon
Name:	Joseph S. Castellon
Title:	Principal Financial Officer
Date:	November 21, 2014